EQUITY (Option Plans and Stock Appreciation Rights) (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2012	Dec. 31, 2016 ₪ / shares shares	Nov. 07, 2016 shares	Dec. 31, 2015 ₪ / shares	Dec. 01, 2014 shares	Dec. 31, 2004 shares
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Ordinary shares, par value per share | ₪ / shares					₪ 0.01		₪ 0.01
Common stock, price per share | $ / shares	$ 6.96
Granted	1,592,450
Fair value at grant date, RSU Granted | $ / shares	$ 7.25	$ 0.00	$ 10.34
Aggregate intrinsic value, exercised | $	$ 129	$ 841	$ 247
Number of shares authorized under share repurchase program								20,000
Number of share repurchased	563,642
Value of share repurchased | $	$ 3,925
Fair Value RSU's Vested | $	132
Total Share repurchase | $	$ 20,000
2014 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total number of shares authorized						200,000			2,000,000
Shares available for grant	441,500				441,500
Period before expiration	10 years
2014 Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Vesting period				3 years
2014 Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Vesting period				4 years